UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	1/31/2017

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Government Money Market Fund, Inc.

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Money Market Fund, Inc. informative and useful. The report covers performance for the six-month period that ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Money Market Fund, Inc.

March 16, 2017

Prudential Government Money Market Fund, Inc.	3

Your Fund’s Performance (unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.prudentialfunds.com.

Fund Facts as of 1/31/17
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)
Class A	0.01	1.00	39 Days	479.8
Class B	0.01	1.00	39 Days	17.7
Class C	0.01	1.00	39 Days	15.5
Class Z	0.01	1.00	39 Days	95.6
iMoneyNet, Inc. Government & Agency Retail Avg.*	0.06	N/A	44 Days	N/A

The Fund’s manager has voluntarily waived all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of January 31, 2017.

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Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential Government Money Market Fund, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from January 26, 2016 to January 31, 2017, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2017.

Prudential Government Money Market Fund, Inc.	5

Your Fund’s Performance (continued)

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.125%	None	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period, and held through the six-month period ended January 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Government Money Market Fund, Inc.	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Money Market Fund, Inc.		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,000.10	0.43%	$2.17
	Hypothetical	$1,000.00	$1,023.09	0.43%	$2.19
Class B	Actual	$1,000.00	$1,000.10	0.43%	$2.17
	Hypothetical	$1,000.00	$1,023.09	0.43%	$2.19
Class C	Actual	$1,000.00	$1,000.10	0.43%	$2.17
	Hypothetical	$1,000.00	$1,023.09	0.43%	$2.19
Class Z	Actual	$1,000.00	$1,000.10	0.43%	$2.17
	Hypothetical	$1,000.00	$1,023.09	0.43%	$2.19

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s expense ratios for the six-month period ended January 31, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.59	0.43
B	0.46	0.43
C	0.46	0.43
Z	0.46	0.43

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 80.8%
Federal Farm Credit Bank	0.741	%(a)	10/25/17	9,000	$9,000,000
Federal Farm Credit Bank	0.757	(a)	04/20/18	5,500	5,499,646
Federal Farm Credit Bank	0.797	(a)	07/14/17	3,650	3,648,571
Federal Farm Credit Bank	0.798	(a)	07/26/17	4,000	4,004,140
Federal Farm Credit Bank	0.803	(a)	06/05/17	3,000	2,998,878
Federal Farm Credit Bank	0.816	(a)	08/29/17	850	849,658
Federal Farm Credit Bank	0.831	(a)	02/27/17	2,715	2,715,386
Federal Farm Credit Bank	0.846	(a)	09/28/17	10,000	9,999,330
Federal Home Loan Bank	0.330	(b)	02/08/17	25,000	24,997,857
Federal Home Loan Bank	0.510	(b)	02/03/17	15,000	14,999,583
Federal Home Loan Bank	0.517	(b)	02/22/17	5,000	4,998,520
Federal Home Loan Bank	0.520	(b)	02/13/17	10,000	9,998,300
Federal Home Loan Bank	0.520	(b)	02/14/17	15,300	15,297,182
Federal Home Loan Bank	0.525	(b)	02/16/17	12,000	11,997,425
Federal Home Loan Bank	0.529	(b)	03/06/17	11,000	10,994,757
Federal Home Loan Bank	0.529	(b)	03/07/17	5,000	4,997,544
Federal Home Loan Bank	0.534	(b)	03/03/17	11,000	10,995,188
Federal Home Loan Bank	0.534	(b)	03/14/17	2,000	1,998,804
Federal Home Loan Bank	0.536	(b)	03/08/17	7,000	6,996,413
Federal Home Loan Bank	0.536	(b)	03/10/17	14,000	13,992,417
Federal Home Loan Bank	0.538	(b)	03/29/17	8,000	7,993,417
Federal Home Loan Bank	0.539	(b)	03/13/17	17,000	16,989,989
Federal Home Loan Bank	0.539	(b)	03/17/17	7,000	6,995,466
Federal Home Loan Bank	0.539	(b)	03/22/17	10,000	9,992,786
Federal Home Loan Bank	0.539	(b)	03/21/17	21,000	20,985,160
Federal Home Loan Bank	0.539	(b)	03/30/17	7,000	6,994,126
Federal Home Loan Bank	0.539	(b)	04/03/17	6,000	5,994,612
Federal Home Loan Bank	0.539	(b)	04/04/17	5,000	4,995,436
Federal Home Loan Bank	0.539	(b)	04/06/17	6,000	5,994,347
Federal Home Loan Bank	0.539	(b)	04/10/17	11,000	10,988,988
Federal Home Loan Bank	0.539	(b)	04/17/17	7,000	6,992,271
Federal Home Loan Bank	0.540	(b)	03/15/17	23,000	22,985,746
Federal Home Loan Bank	0.541	(b)	04/07/17	4,750	4,745,441
Federal Home Loan Bank	0.543	(b)	04/12/17	14,000	13,985,470
Federal Home Loan Bank	0.544	(b)	04/11/17	7,000	6,992,822
Federal Home Loan Bank	0.554	(b)	04/28/17	12,000	11,984,384
Federal Home Loan Bank	0.556	(b)	04/21/17	8,000	7,990,415
Federal Home Loan Bank	0.560	(b)	04/26/17	6,000	5,992,300
Federal Home Loan Bank	0.578	(a)	04/24/17	8,000	8,000,000
Federal Home Loan Bank	0.651	(b)	07/21/17	8,000	7,975,860
Federal Home Loan Bank	0.651	(b)	07/26/17	7,000	6,978,256
Federal Home Loan Bank	0.662	(b)	08/01/17	7,000	6,977,124
Federal Home Loan Bank	0.743	(a)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	0.752	(a)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	0.761	(a)	08/28/17	3,000	3,000,000
Federal Home Loan Bank	0.766	(a)	05/16/17	3,000	2,999,756

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.767	%(a)	03/17/17	4,000	$3,999,614
Federal Home Loan Bank	0.771	(a)	02/17/17	425	424,980
Federal Home Loan Bank	0.777	(a)	03/29/18	5,000	5,000,000
Federal Home Loan Bank	0.781	(a)	12/08/17	3,000	2,999,872
Federal Home Loan Bank	0.857	(a)	02/17/17	6,000	6,000,493
Federal Home Loan Bank	0.881	(a)	08/21/17	2,000	1,999,889
Federal Home Loan Bank	0.883	(a)	12/07/17	3,000	3,000,000
Federal Home Loan Bank	0.938	(a)	09/11/17	2,000	1,999,939
Federal Home Loan Bank	0.956	(a)	12/22/17	3,000	3,000,000
Federal Home Loan Bank	0.968	(a)	10/25/17	3,000	3,000,000
Federal Home Loan Mortgage Corp.	0.408	(b)	02/01/17	6,000	6,000,000
Federal Home Loan Mortgage Corp.	0.468	(b)	02/07/17	12,000	11,999,083
Federal Home Loan Mortgage Corp.	0.509	(b)	04/05/17	11,000	10,990,375
Federal Home Loan Mortgage Corp.	0.530	(b)	02/17/17	3,000	2,999,307
Federal Home Loan Mortgage Corp., MTN	0.606	(a)	05/08/17	7,000	7,000,000
Federal Home Loan Mortgage Corp., MTN	0.638	(a)	10/12/17	7,000	7,000,000
Federal Home Loan Mortgage Corp., MTN	0.782	(a)	04/20/17	6,000	5,999,804
Federal Home Loan Mortgage Corp.	0.875		02/22/17	5,000	5,000,765
Federal Home Loan Mortgage Corp., MTN	0.979	(a)	01/08/18	4,000	4,000,000
Federal National Mortgage Assoc.	0.985	(a)	01/11/18	3,000	3,000,000
Federal National Mortgage Assoc.	1.182	(b)	11/15/17	250	247,702

					492,165,594

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Bills	0.271	(b)	02/16/17	21,000	20,996,029
U.S. Treasury Bills	0.540	(b)	04/20/17	13,000	12,985,043
U.S. Treasury Notes	0.875		02/28/17	2,000	2,000,719

					35,981,791

REPURCHASE AGREEMENTS(c) 14.3%
Credit Agricole Corporate & Investment:
0.52%, dated 01/27/17, due 02/03/17 in the amount of $6,000,607				6,000	6,000,000
0.53%, dated 01/26/17, due 02/02/17 in the amount of $6,000,618				6,000	6,000,000
Merrill Lynch 0.55%, dated 01/31/17, due 02/01/17 in the amount of $35,000,535				35,000	35,000,000
TD Securities (USA) LLC 0.54%, dated 01/31/17, due 02/01/17 in the amount of $39,946,599				39,946	39,946,000

					86,946,000

TOTAL INVESTMENTS 101.0% (amortized cost $615,093,385)(d)					615,093,385
Liabilities in excess of other assets (1.0)%					(6,214,129)

NET ASSETS 100.0%					$608,879,256

See Notes to Financial Statements.

10

The following abbreviations are used in the semiannual report:

GNMA—Government National Mortgage Association

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by GNMA (coupon rate 3.500%, maturity date 01/20/47) and U.S. Treasury Securities (coupon rates 2.000%-2.500%, maturity dates 12/31/21-8/15/23), with the aggregate value, including accrued interest, of $88,685,099.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$492,165,594	$—
U.S. Treasury Obligations	—	35,981,791	—
Repurchase Agreements	—	86,946,000	—

Total	$—	$615,093,385	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Sector Allocation:

The sector allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

U.S. Government Agency Obligations	80.8%
Repurchase Agreements	14.3
U.S. Treasury Obligations	5.9%

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Repurchase Agreements	$86,946,000	$(86,946,000)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated Investments	$528,147,385
Repurchase Agreements	86,946,000
Cash	685
Receivable for investments sold	4,399,946
Receivable for Fund shares sold	581,771
Interest receivable	94,576
Prepaid expenses	4,237

Total Assets	620,174,600

Liabilities
Payable for investments purchased	7,993,417
Payable for Fund shares reacquired	2,999,260
Management fee payable	194,164
Accrued expenses	58,953
Affiliated transfer agent fee payable	48,542
Distribution fee payable	553
Dividends payable	455

Total Liabilities	11,295,344

Net Assets	$608,879,256

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$608,860
Paid-in capital in excess of par	608,269,322

608,878,182
Distributions in excess of net investment income	(15,127)
Accumulated net realized gain on investment transactions	16,201

Net assets, January 31, 2017	$608,879,256

See Notes to Financial Statements.

14

Class A
Net asset value, offering price and redemption price per share
($479,782,027 ÷ 479,766,851 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share
($17,715,674 ÷ 17,713,214 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share
($15,509,341 ÷ 15,508,592 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share
($95,872,214 ÷ 95,871,266 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	15

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$1,406,581

Expenses
Management fee	1,013,464
Distribution fee—Class A	314,187
Transfer agent’s fees and expenses (including affiliated expense of $112,800)	255,000
Registration fees	58,000
Custodian and accounting fees	56,000
Shareholders’ reports	54,000
Legal fees and expenses	14,000
Audit fee	14,000
Directors’ fees	10,000
Insurance expenses	4,000
Miscellaneous	5,578

Total expenses	1,798,229
Less: Management fee waiver	(110,963)
Distribution fee waiver—Class A	(313,634)

Net expenses	1,373,632

Net investment income (loss)	32,949

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	14,856

Net Increase (Decrease) In Net Assets Resulting From Operations	$47,805

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,949	$68,166
Net realized gain (loss) on investment transactions	14,856	23,589

Net increase (decrease) in net assets resulting from operations	47,805	91,755

Dividends to shareholders (Note 1)
Class A	(37,453)	(70,615)
Class B	(1,376)	(2,903)
Class C	(1,173)	(2,636)
Class Z	(7,830)	(16,176)

	(47,832)	(92,330)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	763,380,682	1,365,147,937
Net asset value of shares issued in reinvestment of dividends and distributions	44,496	87,922
Cost of shares reacquired	(804,843,833)	(1,367,654,787)

Net increase (decrease) in net assets from Fund share transactions	(41,418,655)	(2,418,928)

Total increase (decrease)	(41,418,682)	(2,419,503)

Net Assets:
Beginning of period	650,297,938	652,717,441

End of period	$608,879,256	$650,297,938

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	17

Notes to Financial Statements (unaudited)

Prudential Government Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows,

18

prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adapted by the Board, the Fund may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential Government Money Market Fund, Inc.	19

Notes to Financial Statements (unaudited) (continued)

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

20

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions to Shareholders: The Fund declares daily dividends from net investment income and net realized short-term capital gains, if any, to its shareholders on record at the time of such declaration. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of average daily net assets on the first $50 million and .30% of average daily net assets in excess of $50 million. The effective management fee rate before any waivers and/or expense reimbursements was .32% for the six months ended January 31, 2017. The effective management fee rate after waivers was 0.28% for the six months ended January 31, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Prudential Government Money Market Fund, Inc.	21

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to .125% of the average daily net assets of the Class A shares. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

In order to support the Fund’s income yield, PIMS and PI have voluntarily undertaken to waive the distribution and service (12b-1) fees of Class A shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain (loss)) does not fall below .01%. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended January 31, 2017, PIMS waived $313,634 of Class A’s distribution and service (12b-1) fees and PI has waived $110,963 of the Fund’s management fees. Expenses waived/reimbursed by PIMS/PI in accordance with this agreement may be recouped by PIMS/PI within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized while maintaining the 1-day income yield in effect at the time of the recoupment for that fiscal year.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

4. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

22

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $.001 par value common stock divided into six classes, which consist of 11 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares as of January 31, 2017.

At reporting period end, two shareholders of record held 53% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2017:
Shares sold	736,990,533	$736,990,534
Shares issued in reinvestment of dividends and distributions	34,416	34,417
Shares reacquired	(762,065,718)	(762,065,720)

Net increase (decrease) in shares outstanding before conversion	(25,040,769)	(25,040,769)
Shares issued upon conversion from other share class(es)	14,273	14,273
Shares reacquired upon conversion into other share class(es)	(98,467)	(98,467)

Net increase (decrease) in shares outstanding	(25,124,963)	$(25,124,963)

Year ended July 31, 2016:
Shares sold	1,291,889,964	$1,291,889,964
Shares issued in reinvestment of dividends and distributions	66,747	66,747
Shares reacquired	(1,273,223,101)	(1,273,223,094)

Net increase (decrease) in shares outstanding before conversion	18,733,610	18,733,617
Shares issued upon conversion from other share class(es)	1,948,428	1,948,428
Shares reacquired upon conversion into other share class(es)	(1,527,201)	(1,527,208)

Net increase (decrease) in shares outstanding	19,154,837	$19,154,837

Class B
Six months ended January 31, 2017:
Shares sold	1,810,196	$1,810,196
Shares issued in reinvestment of dividends and distributions	1,213	1,213
Shares reacquired	(2,902,642)	(2,902,642)

Net increase (decrease) in shares outstanding before conversion	(1,091,233)	(1,091,233)
Shares reacquired upon conversion into other share class(es)	(13,708)	(13,708)

Net increase (decrease) in shares outstanding	(1,104,941)	$(1,104,941)

Year ended July 31, 2016:
Shares sold	7,167,149	$7,167,149
Shares issued in reinvestment of dividends and distributions	2,557	2,557
Shares reacquired	(9,118,442)	(9,118,442)

Net increase (decrease) in shares outstanding before conversion	(1,948,736)	(1,948,736)
Shares reacquired upon conversion into other share class(es)	(99,009)	(99,009)

Net increase (decrease) in shares outstanding	(2,047,745)	$(2,047,745)

Prudential Government Money Market Fund, Inc.	23

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2017:
Shares sold	11,196,743	$11,196,743
Shares issued in reinvestment of dividends and distributions	1,082	1,082
Shares reacquired	(11,327,415)	(11,327,415)

Net increase (decrease) in shares outstanding before conversion	(129,590)	(129,590)
Shares reacquired upon conversion into other share class(es)	(11,490)	(11,490)

Net increase (decrease) in shares outstanding	(141,080)	$(141,080)

Year ended July 31, 2016:
Shares sold	21,987,186	$21,987,186
Shares issued in reinvestment of dividends and distributions	2,475	2,475
Shares reacquired	(22,753,764)	(22,753,763)

Net increase (decrease) in shares outstanding before conversion	(764,103)	(764,102)
Shares reacquired upon conversion into other share class(es)	(1,856,158)	(1,856,158)

Net increase (decrease) in shares outstanding	(2,620,261)	$(2,620,260)

Class Z
Six months ended January 31, 2017:
Shares sold	13,383,209	$13,383,209
Shares issued in reinvestment of dividends and distributions	7,784	7,784
Shares reacquired	(28,548,057)	(28,548,056)

Net increase (decrease) in shares outstanding before conversion	(15,157,064)	(15,157,063)
Shares issued upon conversion from other share class(es)	109,392	109,392

Net increase (decrease) in shares outstanding	(15,047,672)	$(15,047,671)

Year ended July 31, 2016:
Shares sold	44,103,638	$44,103,638
Shares issued in reinvestment of dividends and distributions	16,143	16,143
Shares reacquired	(62,559,488)	(62,559,488)

Net increase (decrease) in shares outstanding before conversion	(18,439,707)	(18,439,707)
Shares issued upon conversion from other shares class(es)	1,536,462	1,536,462
Shares reacquired upon conversion into other share class(es)	(2,514)	(2,514)

Net increase (decrease) in shares outstanding	(16,905,759)	$(16,905,759)

5. Tax Information

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

24

6. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Government Money Market Fund, Inc.	25

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2017(c)		2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$479,782		$504,907		$485,752		$479,275		$513,602		$530,669
Average net assets (000)	$498,601		$513,050		$485,946		$511,433		$514,563		$554,682
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.43%	(d)	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.59%	(d)	.60%		.62%		.59%		.60%		.61%
Net investment income (loss)	.01%	(d)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

26

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2017(c)		2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,716		$18,821		$20,868		$25,406		$32,086		$35,190
Average net assets (000)	$18,307		$20,770		$23,124		$29,218		$32,953		$40,272
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.43%	(d)	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.46%	(d)	.48%		.50%		.47%		.48%		.48%
Net investment income (loss)	.01%	(d)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	27

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2017(c)		2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,509		$15,650		$18,271		$16,950		$22,504		$16,238
Average net assets (000)	$15,673		$19,016		$16,085		$20,204		$16,670		$20,032
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.43%	(d)	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.46%	(d)	.48%		.50%		.47%		.48%		.48%
Net investment income (loss)	.01%	(d)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

28

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2017(c)		2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income (loss) and net realized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.01%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95,872		$110,920		$127,826		$100,226		$109,562		$118,185
Average net assets (000)	$103,978		$115,952		$125,188		$104,374		$110,803		$119,232
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.43%	(d)	.31%		.16%		.14%		.19%		.18%
Expenses before waivers and/or expense reimbursement	.46%	(d)	.48%		.50%		.47%		.48%		.48%
Net investment income (loss)	.01%	(d)	.01%		.01%		.01%		.01%		.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.0005 per share.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

Prudential Government Money Market Fund, Inc.	29

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Money Market Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC. - PURCHASE

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	N/A	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W805

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC. - EXCHANGE

SHARE CLASS	A	B	C	Z
NASDAQ	MJAXX	MJBXX	MJCXX	N/A
CUSIP	74440W102	74440W201	74440W300	N/A

MF108E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date:	March 22, 2017